Document and Entity Information	May 21, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001884021
Document Period End Date	May 21, 2025
Document Effective Date	May 21, 2025
Document Creation Date	May 21, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Volatility Shares Trust
Prospectus Date	May 21, 2025
Amendment Flag	false
XRP ETF | XRP ETF
Prospectus:
Trading Symbol	XRPI